ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued payroll and welfare		¥ 8,934,828	¥ 7,932,653
Payables of test monitoring fees		2,432,153	2,452,035
Other current liabilities		6,744,958	17,633,833
Total accrued expenses and other payables	$ 2,634,272	¥ 18,111,939	¥ 28,018,521